SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SCHEDULE OF REPORTABLE BUSINESS SEGMENTS

For the year ended December 31, 2022

	Revenue	Cost of revenue	Gross profit	Loss from operations	Depreciation and amortization	Assets
Healthcare	$152,432	$111,683	$40,749	$(141,444)	$-	$59,720
Motor controller	43,301	31,222	12,079	(137,281)	5,470	14,982
Segment Totals	$195,733	$142,905	$52,828	(278,725)	$5,470	74,702
Other Loss, net				(1,792)
Income tax benefits				-
Unallocated Assets						-
Net Loss				$(280,517)
Total Assets						$74,702

For the year ended December 31, 2021

	Revenue	Cost of revenue	Gross profit	Loss from operations	Depreciation and amortization	Assets
Healthcare	$-	$-	$-	$-	$-	$-
Motor controller	37,065	25,107	11,958	(118,749)	8,654	78,467
Segment Totals	$37,065	$25,107	$11,958	(118,749)	$8,654	78,467
Other Loss, net				(506)
Income tax benefits				-
Unallocated Assets						-
Net Loss				$(119,255)
Total Assets						$78,467